RELATED PARTIES (Details Narrative) - USD ($)		12 Months Ended
	Nov. 28, 2025	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Class A Common Stock outstanding		9,510,784		1,843,852
Revenue		$ 78,559,000		$ 39,064,000
Costs and expenses		74,599,000		47,687,000
Credit facility and other loans				28,855,000
M2i Global Inc [Member]
Class A Common Stock outstanding			712,645,059		581,704,525
Costs and expenses			$ 5,972,345		$ 3,795,121
Repayment of debt			302,960
Total interest accrued			18,230
Interest expense			$ 27,000		27,000
M2i Global Inc [Member] | Vendor [Member] | Minimum [Member]
Beneficial owner percentage			5.00%
Chief Financial Officer [Member] | Consulting Agreement [Member] | M2i Global Inc [Member]
Obligated to compensate			$ 43,667
Consultant fees			41,667
Monthly allowance			2,000
Incurred expenses			524,000
Repayment of debt			569,668
Remained unpaid amount			505,499
Accrual interest percentage	8.00%
Total interest accrued			45,480
Chief Executive Officer [Member] | Consulting Agreement [Member] | M2i Global Inc [Member]
Consultant fees	$ 54,167
Repayment of debt			483,333
Accrual interest percentage	8.00%
Executive Chairman [Member] | M2i Global Inc [Member]
Accrual interest percentage							7.00%
Interest expense			17,229		$ 31,761
Related Party [Member]
Revenue		0		3,100,000
Chief Executive Officer [Member] | M2i Global Inc [Member] | Consulting Agreement [Member]
Consultant fees			41,667
Incurred expenses			524,000
Compensation amount			43,667
Monthly allowance			2,000
Unpaid compensation			119,501
Chief Executive Officer [Member] | M2i Global Inc [Member] | Former Agreement [Member]
Consultant fees			20,833.33
Compensation amount			22,333.33
Monthly allowance			1,500
Director [Member] | M2i Global Inc [Member] | Note Payable Agreement [Member]
Repayment of debt			40,000
Compensation amount			10,000
Interest expense			360,000
Remained unpaid amount			430,000
Vendor [Member] | M2i Global Inc [Member]
Account payable			350,000
Vendor [Member] | Executive Chairman [Member] | M2i Global Inc [Member]
Account payable			$ 350,000
Notes Payable, Other Payables [Member]
Debt instrument, face amount						$ 1,000,000.0
Interest expense debt				23,000
Plance Co LLC [Member]
Costs and expenses		0		2,800,000
Credit facility and other loans		$ 0		$ 4,000
Liotta Family Office LLC [Member] | Volato Group Inc. Chief Executive Officer [Member[
Class A Common Stock outstanding		20.00%
Subsidiary, ownership percentage		60.00%
Liotta Family Office LLC [Member] | Brother of Management or Principal Owner [Member]
Class A Common Stock outstanding		20.00%
Volato Group Inc [Member[ | Liotta Family Office LLC [Member]
Class A Common Stock outstanding		1.00%
Class A Common Stock outstanding		74,372